Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2017
Personnel expenses (Tables) [Abstract]
Breakdown of Personnel expenses

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2017	2016	2015

Wages and salaries	5,713,702	5,377,284	4,655,400
Social security costs	1,381,229	1,273,486	1,316,282
Benefits	1,309,314	1,277,781	1,183,902
Defined benefit pension plans (note 24)	20,081	24,480	31,332
Contributions to defined contribution pension plans	87,099	86,576	78,785
Share-based compensation	87,293	86,963	175,976
Training	58,338	62,518	92,883
Other personnel expenses	280,222	188,177	264,232
Total	8,937,278	8,377,265	7,798,792

b) Share-Based Compensation

Fair Value and Plans Performance Parameters

For accounting of the Local Program plans, an independent consultant promoted simulations based on Monte Carlo methodology, as presented the performance parameters used to calculate the shares to be granted. Such parameters are associated with their respective probabilities of occurrence, which are updated at the close of each exercise.

SOP 2013 (1)
Total Shareholder Return (TSR) rank	% of Exercisable Shares
1st	100%
2nd	75%
3th	50%

(1) The percentage of shares determined at the position of TSR is subject to a penalty according to the implementation of the RoRWA.

For measurement of the fair value the following premises was used

For fair value measurement the following premises was used:

SOP 2013
Method of Assessment	Black&Scholes
Volatility	40.00%
Rate of Dividends	3.00%
Vesting Period	3 years
Average Exercise Time	5 years
Risk-Free Rate	11.80%
Probability of Occurrence	60.27%
Fair Value of the Option Shares	R$5,96

Daily pro-rata expenses amounted

On 2017, no pro rata expenses were recorded (2016 - R$15,789), related to the Stock Option Certificate (SOP). In the same period 2017, there were no expenses related to the Long Term Incentive Plan - Investment in Certificate of Deposit of Shares - Units (2016 - R$9,798).

					Date of
					Commencement	Expiration
	Number of	Exercise			of Exercise	Date of Exercise
	Units	Price in Reais	Year Granted	Employees	Period	Period
Final Balance on December 31, 2015	12,663,604
Cancelled options (SOP - 2013)	(1,346,779)	17.92	2013	Executives	06/30/16	06/30/18
Exercised options (SOP - 2013)	(6,377,786)	17.92	2013	Executives	06/30/16	06/30/18
Granted options (SOP - 2013)	220,606	14.31	2013	Executives	06/30/16	06/30/18
Cancelled options (PSP - 2013)	(298,446)	12.72	2013	Executives	08/13/13	06/30/16
Granted options (PSP - 2013)	(2,147,515)	-	2013	Executives	08/13/13	06/30/16
Cancelled options (SOP - 2014)	(34,196)	12.84	2011	Executives	06/30/14	06/30/16
Exercised options (SOP - 2014)	(693,230)	-	2011	Executives	06/30/14	06/30/16
Final Balance on December 31, 2016	1,986,258
Exercised options (SOP - 2013)	(869,247)	12.84	2013	Executives	06/30/16	06/30/18
Final Balance on December 31, 2017	1,117,011

Long Term Incentive Global CRDIV

In view of the high correlation between RTA and LPA, it can be considered (in a high percentage of cases) feasible to extrapolate that the RTA value is also valid for LPA. Therefore, it was initially determined that the fair value of the portion of the plans linked to the Bank's relative LPA position, of the remaining 50% of the options granted, was the same as that of the 50% corresponding to the TSR. This valuation is reviewed and adjusted on a yearly basis, since its refers to a non-market condition.

Long Term Incentive Global CRDIV - Grant 2014
	2 years	3 years	4 years
Future income Dividend	11.1%	0.0%	9,50%
Expected Volatility	32.7%	0.0%	36,90%
Volatility comparator	12% - 52%	0.0%	16% - 52%
Risk-free interest rate	1.7%	0.0%	2,50%
Correlation	0.55	0.55	0.55

2nd Long -Term Incentive Global Plan CRDIV - Grant 2015

Each executive has a target in reais that was converted to shares of Santander Bank Spain by the price of R$17.473. These shares will be delivered in 2019, with sale restriction of one (1) year after the delivery.

	Number of Shares	Granted Year	Employees	Data of Commencement of the Period	Data of Expiry of Period

1st Long Term Incentive Global CRDIV - Grant 2014	1,613,057	2014	Executives	jan - 2014	dec - 2017
2nd Long -Term Incentive Global Plan CRDIV - Grant 2015	1,775,049	2016	Executives	jan - 2015	dec - 2017
Balance Plans on December 31, 2017	3,388,106